LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
Our leases consist primarily of operating real estate leases for office space and data centers in the markets in which we conduct business. We also have operating and finance leases for computer and other equipment. Many of our leases include escalating rental payments and incentives, as well as termination and renewal options. Certain of our lease agreements provide that we pay the cost of property taxes, insurance and maintenance.

As of December 31, 2024 and 2023, right-of-use assets and lease liabilities consisted of the following:

	Balance Sheet Location	December 31, 2024	December 31, 2023

		(in thousands)

Assets:
Operating lease right-of-use assets:
Real estate	Other noncurrent assets	$240,833	$301,123
Other	Other noncurrent assets	116	302
Total operating lease right-of-use-assets		$240,949	$301,425

Finance lease right-of-use assets:
Computer equipment	Property and equipment, net	$244	$—
Other equipment	Property and equipment, net	52,365	52,471
		52,609	52,471
Less accumulated depreciation:
Computer equipment	Property and equipment, net	(87)	—
Other equipment	Property and equipment, net	(39,021)	(38,495)
Total accumulated depreciation		(39,108)	(38,495)
Total finance lease right-of-use assets		13,501	13,976
Total right-of-use assets(1)		$254,450	$315,401

Liabilities:
Operating lease liabilities (current)	Accounts payable and accrued liabilities	$58,036	$64,371
Operating lease liabilities (noncurrent)	Other noncurrent liabilities	325,585	377,688
Finance lease liabilities (current)	Current portion of long-term debt	5,953	9,416
Finance lease liabilities (noncurrent)	Long-term debt	4,968	6,210
Total lease liabilities		$394,542	$457,685

(1) As of December 31, 2024 and 2023, approximately 74% and 76%, respectively, of our right-of-use assets were located in the United States.

The weighted-average remaining lease term for operating and finance leases at December 31, 2024 was 8.2 years and 3.1 years, respectively. The weighted-average remaining lease term for operating and finance leases at December 31, 2023 was 8.8 years and 2.9 years, respectively. As of December 31, 2024, the weighted-average discount rate used in the measurement of operating and finance lease liabilities was 3.5% and 2.6%, respectively. As of December 31, 2023, the weighted-average discount rate used in the measurement of operating and finance lease liabilities was 3.7% and 3.3%, respectively.
As of December 31, 2024, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases

	(in thousands)

Year ending December 31,
2025	$71,270	$6,249
2026	68,653	2,402
2027	59,477	1,958
2028	52,050	853
2029	39,842	—
2030 and thereafter	155,554	—
Total lease payments	446,846	11,462
Imputed interest	(63,225)	(541)
Total lease liabilities	$383,621	$10,921

Operating lease costs in our consolidated statement of income for the year ended December 31, 2024 were $74.0 million, including $68.4 million in selling, general and administrative expenses and $5.6 million in cost of services. Total lease costs for the year ended December 31, 2024 include variable lease costs of $12.5 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2024 were $8.1 million, including $7.7 million of amortization on right-of use assets and $0.4 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2024.

Operating lease costs in our consolidated statement of income for the year ended December 31, 2023 were $72.5 million, including $66.1 million in selling, general and administrative expenses and $6.4 million in cost of services. Total lease costs for the year ended December 31, 2023 include variable lease costs of $15.2 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2023 were $11.2 million, including $10.5 million of amortization on right-of use assets and $0.7 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2023.

Operating lease costs in our consolidated statement of income for the year ended December 31, 2022 were $100.4 million, including $93.5 million in selling, general and administrative expenses and $6.9 million in cost of services. Total lease costs for the year ended December 31, 2022 include variable lease costs of $17.4 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2022 were $12.4 million, including $11.5 million of amortization on right-of use assets and $0.9 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2022.

The following cash flow discussion relates to continuing and discontinued operations. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2024, 2023 and 2022 was $93.0 million, $101.7 million and $120.7 million, respectively, which are included as a component of cash provided by operating activities in the consolidated statements of cash flows. Operating lease liabilities arising from obtaining new or modified right-of-use assets, net of reductions resulting from certain lease modifications, were $30.2 million, $31.2 million and $25.8 million for the years ended December 31, 2024, 2023 and 2022, respectively. Cash paid for amounts included in the measurement of finance lease liabilities that is included as a component of cash used in financing activities in the consolidated statements of cash flows was $16.1 million, $12.9 million and $21.2 million for the years ended December 31, 2024, 2023 and 2022, respectively. Finance lease liabilities arising from obtaining new or modified right-of-use assets, net of reductions resulting from certain lease modifications, were $9.4 million, $4.4 million and $8.2 million for the years ended December 31, 2024, 2023 and 2022, respectively.
In connection with the EVO acquisition completed during the year ended December 31, 2023, we acquired right-of-use assets and assumed lease liabilities for operating leases of $41.3 million. In connection with business dispositions completed during the year ended December 31, 2023, we disposed of right-of-use assets and lease liabilities for operating leases of $4.9 million and $4.9 million, respectively.

LEASES	LEASES
Our leases consist primarily of operating real estate leases for office space and data centers in the markets in which we conduct business. We also have operating and finance leases for computer and other equipment. Many of our leases include escalating rental payments and incentives, as well as termination and renewal options. Certain of our lease agreements provide that we pay the cost of property taxes, insurance and maintenance.

As of December 31, 2024 and 2023, right-of-use assets and lease liabilities consisted of the following:

	Balance Sheet Location	December 31, 2024	December 31, 2023

		(in thousands)

Assets:
Operating lease right-of-use assets:
Real estate	Other noncurrent assets	$240,833	$301,123
Other	Other noncurrent assets	116	302
Total operating lease right-of-use-assets		$240,949	$301,425

Finance lease right-of-use assets:
Computer equipment	Property and equipment, net	$244	$—
Other equipment	Property and equipment, net	52,365	52,471
		52,609	52,471
Less accumulated depreciation:
Computer equipment	Property and equipment, net	(87)	—
Other equipment	Property and equipment, net	(39,021)	(38,495)
Total accumulated depreciation		(39,108)	(38,495)
Total finance lease right-of-use assets		13,501	13,976
Total right-of-use assets(1)		$254,450	$315,401

Liabilities:
Operating lease liabilities (current)	Accounts payable and accrued liabilities	$58,036	$64,371
Operating lease liabilities (noncurrent)	Other noncurrent liabilities	325,585	377,688
Finance lease liabilities (current)	Current portion of long-term debt	5,953	9,416
Finance lease liabilities (noncurrent)	Long-term debt	4,968	6,210
Total lease liabilities		$394,542	$457,685

(1) As of December 31, 2024 and 2023, approximately 74% and 76%, respectively, of our right-of-use assets were located in the United States.

The weighted-average remaining lease term for operating and finance leases at December 31, 2024 was 8.2 years and 3.1 years, respectively. The weighted-average remaining lease term for operating and finance leases at December 31, 2023 was 8.8 years and 2.9 years, respectively. As of December 31, 2024, the weighted-average discount rate used in the measurement of operating and finance lease liabilities was 3.5% and 2.6%, respectively. As of December 31, 2023, the weighted-average discount rate used in the measurement of operating and finance lease liabilities was 3.7% and 3.3%, respectively.
As of December 31, 2024, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases

	(in thousands)

Year ending December 31,
2025	$71,270	$6,249
2026	68,653	2,402
2027	59,477	1,958
2028	52,050	853
2029	39,842	—
2030 and thereafter	155,554	—
Total lease payments	446,846	11,462
Imputed interest	(63,225)	(541)
Total lease liabilities	$383,621	$10,921

Operating lease costs in our consolidated statement of income for the year ended December 31, 2024 were $74.0 million, including $68.4 million in selling, general and administrative expenses and $5.6 million in cost of services. Total lease costs for the year ended December 31, 2024 include variable lease costs of $12.5 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2024 were $8.1 million, including $7.7 million of amortization on right-of use assets and $0.4 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2024.

Operating lease costs in our consolidated statement of income for the year ended December 31, 2023 were $72.5 million, including $66.1 million in selling, general and administrative expenses and $6.4 million in cost of services. Total lease costs for the year ended December 31, 2023 include variable lease costs of $15.2 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2023 were $11.2 million, including $10.5 million of amortization on right-of use assets and $0.7 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2023.

Operating lease costs in our consolidated statement of income for the year ended December 31, 2022 were $100.4 million, including $93.5 million in selling, general and administrative expenses and $6.9 million in cost of services. Total lease costs for the year ended December 31, 2022 include variable lease costs of $17.4 million, which are primarily comprised of the cost of property taxes, insurance and maintenance. Finance lease costs for the year ended December 31, 2022 were $12.4 million, including $11.5 million of amortization on right-of use assets and $0.9 million of interest on lease liabilities. Lease costs for leases with a term of less than 12 months were not material for the year ended December 31, 2022.

The following cash flow discussion relates to continuing and discontinued operations. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2024, 2023 and 2022 was $93.0 million, $101.7 million and $120.7 million, respectively, which are included as a component of cash provided by operating activities in the consolidated statements of cash flows. Operating lease liabilities arising from obtaining new or modified right-of-use assets, net of reductions resulting from certain lease modifications, were $30.2 million, $31.2 million and $25.8 million for the years ended December 31, 2024, 2023 and 2022, respectively. Cash paid for amounts included in the measurement of finance lease liabilities that is included as a component of cash used in financing activities in the consolidated statements of cash flows was $16.1 million, $12.9 million and $21.2 million for the years ended December 31, 2024, 2023 and 2022, respectively. Finance lease liabilities arising from obtaining new or modified right-of-use assets, net of reductions resulting from certain lease modifications, were $9.4 million, $4.4 million and $8.2 million for the years ended December 31, 2024, 2023 and 2022, respectively.
In connection with the EVO acquisition completed during the year ended December 31, 2023, we acquired right-of-use assets and assumed lease liabilities for operating leases of $41.3 million. In connection with business dispositions completed during the year ended December 31, 2023, we disposed of right-of-use assets and lease liabilities for operating leases of $4.9 million and $4.9 million, respectively.